Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory, Current [Line Items]
Total current inventories	kr 40,849	kr 31,811
Indirect production costs included in work in progress and finished goods	kr 15,082	kr 13,101
Share of total inventories (net)	37.00%	41.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	kr 31,811
Write-downs during the year	2,660	kr 1,808
Utilisation of write-downs	(1,401)	(718)
Reversal of write-downs	(45)	(291)
Inventories at the end of the year	40,849	31,811
Gross amount
Inventory, Current [Line Items]
Raw materials	13,369	9,500
Work in progress	22,335	17,601
Finished goods	8,873	7,224
Total current inventories	44,577	34,325
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	34,325
Inventories at the end of the year	44,577	34,325
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	3,728	2,514
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	2,514	1,715
Inventories at the end of the year	kr 3,728	kr 2,514